Employee Benefit Plans (Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	37,500		25,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.58		$ 6.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	37,500		25,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.58		$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.19		$ 2.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 9 months	[1]	5 years 26 days	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	51.40%	[2]	43.61%	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.24%	[3]	0.77%	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.17%	[4]

[1]	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
[2]	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
[3]	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
[4]	The expected dividend yield is the projected annual yield based on the grant date stock price.